Revenue	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE
3	REVENUE

	2019	2018	2017
	USD	USD	USD

Revenue recognised under IFRS 16
Fixed consideration – leasing component	16,846,481	14,586,315	62,995

Revenue recognised under IFRS 15
Fixed consideration – service component	7,112,959	6,158,667	26,598
Ancillary services	20,125,934	15,094,286	-

	27,238,893	21,252,953	26,598

Total revenue	44,085,374	35,839,268	89,593

The Group has only one segment at the reporting date. Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017. The Group has only one customer since the inception of the operations in 2017 and as such all revenues have been derived from one customer.

In August 2019, a novated agreement was signed with a new party Al Brooge International Advisory LLC for four years in which the lessor, the Group, consents to lease to the lessee its oil storage capacity of 399,324 cubic meters in order to serve the lessee's oil trading activities. The period shall be automatically extended by a further 5 years unless either party notifies the other in writing not less than six months prior to any such expiry date of its intention. Other than the terms mentioned above, all the terms and conditions remain same in the new contract. Based on an assessment in accordance with IFRS 15, the Group concluded that the only material change in the commercial arrangement was the additional extension of seven months for the lease with similar monthly rates (selling price) to those in previous periods. This has therefore, not resulted in a material change to the Group's revenue recognition profile since the extended period (1 January 2023 to 31 July 2023) will be accounted for as a separate contract.

Group as lessor

Future storage fee income to be received by the Group under the sales agreement based on projected storage availability are as follows:

	2019	2018	2017
	USD	USD	USD

Within one year	23,959,440	23,959,440	23,869,847
After one year but not more than 5 years	61,895,220	71,878,320	95,837,760

	85,854,660	95,837,760	119,707,607